Property, plant and equipment - Schedule of Disposal of Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 3,238,435,000	$ 3,522,010,000		$ 2,336,831,000		$ 2,470,076,000
Loss	(75,000)	(273,000)	[1]	(21,027,000)	[1]
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	86,264,000	26,762,000		96,909,000
Gain	14,879,000	19,138,000		36,538,300
Loss	(75,000)	(273,000)		(21,027,000)
TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		10,175,000		20,790,000
Gain		10,175,000		0
Loss		0		(21,027,000)
Flandre
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		10,282,000		45,000,000
Gain		8,963,000		20,306,700
Loss		0		0
Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				9,310,000
Gain				8,508,600
Loss				0
Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				21,780,000
Gain				7,703,000
Loss				0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	29,000			29,000
Gain	29,000			20,000
Loss	(75,000)			0
Cap Georges
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		6,305,000
Gain		0
Loss		(190,000)
Artois
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		0
Gain		0
Loss		(83,000)
Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	6,615,000
Gain	442,000
Loss	0
Suezmax Cap Romuald
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	37,620,000
Gain	14,408,000
Loss	0
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	4,909,134,000	4,931,598,000		3,662,905,000		$ 3,836,644,000
Book Value | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	71,385,000	7,814,000		81,397,700
Book Value | TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		0		41,817,000
Book Value | Flandre
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		1,319,000		24,693,300
Book Value | Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				801,400
Book Value | Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				14,077,000
Book Value | Other
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	0			$ 9,000
Book Value | Cap Georges
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		6,495,000
Book Value | Artois
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ 0
Book Value | Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	6,173,000
Book Value | Suezmax Cap Romuald
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 23,212,000

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.